Debt - Narrative (Details)			1 Months Ended					5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 18, 2023 USD ($)	Dec. 19, 2022 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) installment vessel	Dec. 31, 2022 USD ($)	Apr. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Jun. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Long-term debt					$ 67,440,000				$ 439,496,000		$ 439,496,000	$ 67,440,000
Number of vessels delivered | vessel											6
Proceeds from issuance of long-term debt from related party										$ 0	$ 1,020,000	1,000,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Fixed interest rate							5.00%
Sale leaseback transaction, lease term							7 years
Sale leaseback transaction, purchase option, year three							$ 56,900,000
Sale leaseback transaction, purchase option, after year seven							47,200,000
Sale leaseback transaction, cash penalty							25,000,000
Proceeds from issuance of long-term debt											200,000,000	54,300,000
Long-term debt					54,300,000				$ 246,100,000		246,100,000	54,300,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required							$ 3,600,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installments, percentage				90.00%
Sale leaseback transaction, number of quarterly installments | installment				12
Debt instrument, credit adjustment spread									0.26161%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment | London Inter-Bank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate (as a percent)								4.50%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Variable rate (as a percent)									4.50%
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Fixed interest rate						5.00%
Sale leaseback transaction, lease term						7 years
Sale leaseback transaction, purchase option, year three						$ 56,000,000
Sale leaseback transaction, purchase option, after year seven						$ 46,000,000
Proceeds from issuance of long-term debt											160,600,000	20,500,000
Long-term debt					$ 20,500,000				$ 180,200,000		180,200,000	20,500,000
Sale leaseback transaction, cash balances required, newbuilding delivery period						180 days
Sale leaseback transaction, cash balances required, period						3 months
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required						$ 1,500,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Maximum
Debt Instrument [Line Items]
Debt instrument, financing amount, percentage of newbuilding contract price						90.00%
Debt instrument, financing amount						$ 63,000,000
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term					7 years
Sale leaseback transaction, purchase option, year three					$ 56,000,000
Sale leaseback transaction, purchase option, after year seven					46,000,000
Proceeds from issuance of long-term debt											27,400,000
Long-term debt					0				27,400,000		27,400,000	0
Sale leaseback transaction, average daily bareboat rate									16,567		16,567
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Debt Instrument [Line Items]
Facility, amount available to drawdown	$ 10,000,000				15,000,000							15,000,000
Proceeds from issuance of long-term debt from related party		$ 1,000,000			1,000,000						1,000,000
Credit facility, remaining borrowing capacity									10,000,000		$ 10,000,000
Drew Holdings Limited - Revolving credit facility | Line of credit | Secured Overnight Financing Rate (SOFR) | Related party
Debt Instrument [Line Items]
Variable rate (as a percent)	8.00%
DNB unsecured bridge facility | Bridge loan
Debt Instrument [Line Items]
Facility, amount available to drawdown			$ 15,000,000
Proceeds from short-term debt			$ 7,500,000
DNB unsecured bridge facility | Secured Overnight Financing Rate (SOFR) | Bridge loan
Debt Instrument [Line Items]
Variable rate (as a percent)			6.00%
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Debt Instrument [Line Items]
Number of vessels delivered | vessel											4
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, number of vessels | vessel				4			4
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value									282,100,000		$ 282,100,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment							$ 6,800,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Fourth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment							$ 6,800,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment				$ 2,200,000
Sale leaseback transaction, quarterly installment payment				$ 180,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value									146,500,000		146,500,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Newbuildings
Debt Instrument [Line Items]
Sale leaseback transaction, net book value					$ 91,300,000				$ 87,700,000		87,700,000	$ 91,300,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment						6,800,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Fourth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment						$ 6,900,000
Mount Matterhorn, Mount Neblina, Mount Bandeira and Mount Hu | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, number of vessels | vessel						4
Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | Sale and leaseback facility
Debt Instrument [Line Items]
Deferred finance charges											$ 4,700,000
Mount Norefjell, Mount Ita, Mount Etna, Mount Blanc, Mount Matterhorn and Mount Neblina
Debt Instrument [Line Items]
Number of vessels delivered | vessel											6
Mount Norefjell, Mount Ita, Mount Etna, Mount Blanc, Mount Matterhorn and Mount Neblina | Sale and leaseback facility
Debt Instrument [Line Items]
Deferred finance charges											$ 2,700,000